Fair Value Adjustments Related to Warrants (Detail) (USD $)	6 Months Ended
Jun. 30, 2014
Class of Warrant or Right [Line Items]
Loss recognized on fair value adjustment	$ 41,907,889
Advisory Agreement [Member]
Class of Warrant or Right [Line Items]
Loss recognized on fair value adjustment	53,505,222
Private Placement Common Stock and Warrants [Member]
Class of Warrant or Right [Line Items]
Loss recognized on fair value adjustment	(12,456,723)
Selling, General and Administrative Expenses [Member]
Class of Warrant or Right [Line Items]
Loss recognized on fair value adjustment	$ 859,390